Issued Capital - Summary of Movements in Ordinary Share Capital (Details) $ in Thousands	3 Months Ended		6 Months Ended
	Dec. 31, 2019 USD ($) shares	Dec. 31, 2018 USD ($) shares	Dec. 31, 2019 USD ($) shares	Dec. 31, 2018 USD ($) shares
Disclosure Of Classes Of Share Capital [Line Items]
Beginning balance	$ 475,148	$ 527,599	$ 481,052	$ 546,008
Transactions with owners in their capacity as owners:
Ending balance	$ 500,804	$ 524,557	$ 500,804	$ 524,557
Issued Capital
Disclosure Of Classes Of Share Capital [Line Items]
Beginning balance, Shares | shares			498,626,208	482,639,654
Beginning balance			$ 910,405	$ 889,481
Transactions with owners in their capacity as owners:
Exercise of share options ,shares | shares			653,226	313,108
Exercise of share options			$ 390	$ 258
Placement of shares under a share placement agreement, shares | shares			37,500,000	14,464,259
Placement of shares under a share placement agreement			$ 50,663	$ 20,000
Transaction costs arising on share issue			$ (2,164)	$ (817)
Total contributions of equity during the period, shares | shares			38,153,226	14,777,367
Total contributions of equity during the period			$ 48,889	$ 19,441
Share options reserve transferred to equity on exercise of options			$ 341	$ 313
Ending balance, Shares | shares	536,779,434	497,417,021	536,779,434	497,417,021
Ending balance	$ 959,635	$ 909,235	$ 959,635	$ 909,235